Income Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation Expense Benefit
Computed Tax at Expected Statutory Rate	$ (144,858)	$ (135,684)	$ (752,882)	$ (825,401)
Non-US Income Taxed at Different Rates	44,858	38,059	199,292	218,488
Non-Deductible expenses		27,850	283,381	96,328
Valuation allowance	100,000	69,775	270,209	510,585
Income Tax Expense